SHAREHOLDERS' EQUITY (Summary of RSU Activity) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2024 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding at January 1, 2022	3,361,035
Granted	1,517,180
Vested	(899,360)
Forfeited	(523,717)
Outstanding as of December 31, 2022	3,455,138